Employee benefits	12 Months Ended
Dec. 31, 2025
Employee benefits [Abstract]
Employee benefits
11.	Employee benefits

	As of December 31,
	2025	2024
Net defined benefit liability:
Liability for social security contributions	$9,840,910	$8,928,403
Liability for long-service leave	11,858,640	10,175,001
Total employee benefit liability	21,699,550	19,103,404

Non-current	$11,858,640	$10,175,001

Current	$9,840,910	$8,928,403

In accordance with Mexican Labor Law, the Group provides seniority premium benefits, which consist of a single payment of 12 days for each year worked based on the last salary, limited to twice the minimum salary established by law. The relative liability and the annual cost of benefits are calculated by independent actuaries in accordance with the bases defined in the plans, using the projected unit credit method.

Movement in net defined benefit  liability

	As of December 31,
	2025	2024	2023

Balance as of January 1,	$10,175,001	$8,766,021	$6,654,318
Included in profit and loss:
Current service cost	2,410,219	1,324,563	1,706,150
Interest cost	966,889	179,510	544,326
	13,552,109	10,270,094	8,904,794
Included in OCI
Remeasurement in loss (gain)	(1,454,945)	(16,372)	(124,616)
Payments
Benefits paid	(238,524)	(78,721)	(14,157)

Balance as of December 31,	$11,858,640	$10,175,001	$8,766,021

Actuarial assumptions

The following were the principal actuarial assumption at the reporting date (expressed as weighted averages):

	2025	2024

Discount rate	9.50%	10.70%
Salary growth	5.50%	5.50%
Future salary growth	5.00%	5.00%

As of December 31, 2025 and 2024, the weighted -average duration of the defined benefit obligation was 15 years per employee.

Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

	As of December 31, 2025		As of December 31, 2024
	Increase	Decrease	Increase	Decrease

Discount rate (1% variance)	$(559,177)	$612,606	$(670,015)	$747,123
	$(559,177)	$612,606	$(670,015)	$747,123